Accrued Expenses	12 Months Ended
Dec. 31, 2015
Accrued Liabilities, Current [Abstract]
Accrued Expenses

5.        Accrued Expenses

Accrued expenses consist of the following at (in thousands):

	December 31,
	2015	2014

Accrued clinical trial expenses	$1,193	$196
Compensation and related benefits	561	519
Deferred rent	53	51
Patent fees	40	40
	$1,847	$806